Share Capital	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Share Capital

The Company is authorized to issue 20,000,000 shares of its common stock with a par value of $0.0001. All shares are ranked equally with regards to the Company's residual assets.

During the year ended December 31, 2014, the Company received subscriptions for 2,775,360 shares of its common stock for proceeds of $383,000. As at December 31, 2014, the shares had yet to be issued and the full amount of the proceeds was included in share subscriptions payable. During the three months ended March 31, 2015, the Company issued 2,413,041 of the common shares.

During the three months ended March 31, 2015, the Company received subscriptions for 2,027,536 shares of its common stock for proceeds of $279,800. During the three months ended March 31, 2015, the Company issued 308,694 of the common shares, with the remaining 1,718,842 yet to be issued, the proceeds of which are included in share subscriptions payable as at March 31, 2015. Subsequent to March 31, 2015, 269,565 of the common shares were issued.

The Company's net loss per weighted average number of shares outstanding for the three month periods ended March 31, 2015 and 2014 are as follows:

	2015	2014

Net income (loss) for the period	$(25,686)	$15,520

Weighted average number of shares (basic and diluted)	3,403,907	100

Income (Loss) per weighted average share (basic and diluted)	$-	$155

As at March 31, 2015 and December 31, 2014, the Company's authorized, issued and outstanding share capital is as follows:

	March 31, 2015	December 31, 2014

5,562,601 common shares (December 31, 2014 - 2,840,864)	$557	$284

The Company is authorized to issue 20,000,000 shares of its common stock with a par value of $0.0001.  All shares are ranked equally with regards to the Company's residual assets.

During the year ended December 31, 2014, the Company received subscriptions for 2,775,360 shares of its common stock for proceeds of $383,000. As at December 31, 2014, the shares had yet to be issued and the full amount of the proceeds has been included in share subscriptions payable. Subsequent to the year ended December 31, 2014, the Company had issued 2,413,041 of the common shares.

As at December 31, 2014, the Company's net loss per weighted average number of shares outstanding is as follows:

	2014	2013

Net loss for the year	$(479,341)	$(36,935)

Weighted average number of shares (basic and diluted)	125,801	100

Loss per weighted average share (basic and diluted)	$(4)	$(369)